Cover	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2024
Entity File Number	001-40698
Entity Registrant Name	CADRE HOLDINGS, INC.
Entity Central Index Key	0001860543
Entity Tax Identification Number	38-3873146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13386 International Pkwy
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32218
City Area Code	904
Local Phone Number	741-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	CDRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false